FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Loans Held-for-sale, Fair Value Disclosure	$ 9.2	$ 7.9
Financing Receivable, Held-for-Sale	8.5	7.5
Fair Value, Option, Aggregate Differences, Loans and Long-term Receivables	0.7	0.4
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 0.3	$ (1.9)
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	11.50%	12.20%
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Prepayment Speed	5.92%	3.43%